TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities
	December 31,
	2015	2016

Deferred tax assets:
Net operating losses carry forward	$7,275	$6,515
Research and development	2,123	1,619
Other	3,188	3,155

Deferred tax assets before valuation allowance	12,586	11,289
Valuation allowance	(6,212)	(6,589)

Deferred tax assets	6,374	4,700

Deferred tax liabilities:
Capitalized software development costs	(2,804)	(3,011)
Acquired intangibles	(1,472)	(1,202)
Property and equipment	(53)	(369)
Other	(163)	(24)

Deferred tax liabilities	(4,492)	(4,606)

Deferred tax assets, net	$1,882	$94

	December 31,
	2015	2016

Long-term deferred tax assets, net	2,779	2,261
Long-term deferred tax liabilities, net	(897)	(2,167)

Deferred tax assets, net	$1,882	$94

Schedule of Income before Income Tax, Domestic and Foreign
f.	Income before taxes on income is comprised as follows:

	Year ended December 31,
	2014	2015	2016

Domestic (Israel)	$11,281	$19,478	$13,701
Foreign	3,749	5,035	11,672

	$15,030	$24,513	$25,373

Schedule of Effective Income Tax Rate Reconciliation
g.
A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income for an Israeli company, and the actual tax expense as reported in the statements of income is as follows:

	Year ended December 31,
	2014	2015	2016

Income before taxes on income, as reported in the statements of income	$15,030	$24,513	$25,373

Statutory tax rate in Israel	26.5%	26.5%	25%

Theoretical taxes on income	$3,983	$6,496	$6,343
Increase (decrease) in taxes resulting from:
Effect of different tax rates	362	117	(382)
Effect of “Approved, Beneficiary or Preferred Enterprise” status	(2,323)	(2,406)	(1,338)
Utilization of carry forward tax losses for which valuation allowance was provided	(1,177)	(195)	-
Non-deductible expenses	80	569	584
Recognition of deferred taxes during the year for which valuation allowance was provided in prior years	(1,496)	-	-
Losses and temporary differences for which valuation allowance was provided	580	127	377
Others	445	(495)	188

Taxes on income, as reported in the statements of income	$454	$4,213	$5,772

Schedule of Components of Income Tax Expense (Benefit)
h.	Taxes on income are comprised as follows:

	Year ended December 31,
	2014	2015	2016

Current	$1,474	$2,627	$4,122
Deferred	(1,020)	1,586	1,650

	$454	$4,213	$5,772

	Year ended December 31,
	2014	2015	2016

Domestic (Israel)	$(443)	$2,684	$2,824
Foreign	897	1,529	2,948

	$454	$4,213	$5,772

Schedule of Unrecognized Tax Benefits Roll Forward
i.	Uncertain tax positions:

A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows:

	December 31,
	2015	2016

Balance at the beginning of the year	$705	$1,365
Increase in tax positions	570	688
Decrease in tax positions	(64)	(293)
Acquisition of subsidiary (*)	154	227

Balance at the end of the year	$1,365	$1,987

(*) The amount initially consolidated as part of the acquisition of subsidiary in 2015 was net of Withholding taxes assets of $635.